Shareholder Report, Holdings (Details) - C000180528	Jul. 31, 2025
United States Treasury Bill, 4.2100, 2025-09-02
Holdings [Line Items]
Percent of Net Asset Value	8.90%
United States Treasury Note, 4.25, 2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	7.50%
United States Treasury Bill, 4.2900, 2025-10-21
Holdings [Line Items]
Percent of Net Asset Value	6.10%
United States Treasury Bill, 4.260, 2025-09-16
Holdings [Line Items]
Percent of Net Asset Value	5.00%
RTX Corporation, 3.95, 2025-08-16
Holdings [Line Items]
Percent of Net Asset Value	4.40%
United States Treasury Note, 4.375, 2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.50%
United States Treasury Note, 4.5, 2026-03-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
United States Treasury Bill, 4.29, 2025-10-23
Holdings [Line Items]
Percent of Net Asset Value	2.50%
United States Treasury Bill, 4.26, 2025-09-11
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Southern Company (The), 3.25, 2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financials020002BH3
Holdings [Line Items]
Percent of Total Investments	56.80%
Special Tax64971XEJ3
Holdings [Line Items]
Percent of Total Investments	0.60%
U.S. Treasury Obligations912797MH7
Holdings [Line Items]
Percent of Total Investments	42.60%
Communications
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Special Tax
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.50%